Annual Fund Operating Expenses - PUTNAM INTERNATIONAL EQUITY FUND /MA/	Jun. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.22%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	1.21%
Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.96%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	1.95%
Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.47%
Fee Waiver or Reimbursement	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	1.45%
Class Y Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.97%
Fee Waiver or Reimbursement	(0.18%)	[2]
Net Expenses (as a percentage of Assets)	0.79%	[3]
Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	0.91%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.06%)	[2]
Net Expenses (as a percentage of Assets)	0.79%	[3]

[1]	Management fees are subject to a performance adjustment. The fund’s base management fee is subject to adjustment, up or down, based on the fund’s performance relative to the performance of the MSCI EAFE Index-NR. For the most recent fiscal year, the fund’s base management fee prior to any performance adjustment was 0.669%.
[2]	The Investment Manager, as defined below, has contractually agreed to waive fees and/or reimburse operating expenses of the fund (excluding payments under the fund’s distribution plans, payments under the fund’s investor servicing contract, brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), extraordinary expenses, and acquired fund fees and expenses) so that the total annual fund operating expenses will not exceed 0.79% of the fund’s average net assets. Additionally, the Investment Manager has agreed to reduce its fees by an amount equal to the management fees paid by Franklin Templeton affiliated funds with respect to assets the fund invests in such affiliated funds. In addition, the fund’s investor servicing agent has agreed to waive all investor servicing fees with respect to Class R6 and Y shares of the fund. These obligations may not be modified or discontinued prior to October 31, 2027 without approval of the Board of Trustees.
[3]	Total annual fund operating expenses after expense reimbursement have been restated to reflect current waiver arrangements and operating caps.